Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Entity Registrant Name	VERRA MOBILITY Corp
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001682745
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-37979
Entity Tax Identification Number	81-3563824
Entity Address, Address Line One	2046 Riverview Auto Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85201
City Area Code	(480)
Local Phone Number	443-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VRRM
Entity Emerging Growth Company	false